Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Assets Noncurrent [Abstract]
Rental deposits	¥ 7,975	$ 1,222	¥ 8,330
Non-current portion of prepayments to suppliers and other business related expenses	1,289	198	8,698
Others	489	75	2,831
Total	¥ 9,753	$ 1,495	¥ 19,859